Inventories (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Inventory [Line Items]
Raw materials	27,607	30,971	35,519
Work in progress	52,443	38,904	60,241
Finished goods	27,008	27,592	32,627
Inventory, Net	107,058	97,467	128,387